RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Schedule of sales to related parties

	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
1088526 B.C.Ltd and its subsidiaries	—	7	7
RisenSky Solar and its subsidiaries	277	278	285
1091187 B.C.Ltd and its subsidiaries	—	30	24
Sky Global Solar S.A.	9	9	8
	286	324	324

Schedule of remuneration of directors and other members of key management
	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Short-term benefits	2,198	2,553	1,548
Share-based payment expense	112	—	—
	2,310	2,553	1,548